Leases (Tables)	9 Months Ended
Sep. 30, 2026
Leases [Abstract]
Schedule of Lessee, Balance Sheet and Income Statement Effect
The following table summarizes the impact of the Company's leases on its financial statements (in thousands):

Balance Sheet	Financial statement caption	September 30, 2026	December 31, 2025
Right-of-use asset - operating	Other assets	$10,341	$9,935
Lease liability - operating	Accounts payable and other accrued expenses	$13,583	$13,356

		Three Months Ended September 30,		Nine Months Ended September 30,
Income Statement	Financial statement caption	2026	2025	2026	2025
Operating lease cost(1)	Administrative expenses	$910	$786	$2,504	$2,332
(1)    Includes short-term leases that are immaterial.

Schedule of Weighted-Average Operating Lease	The following table includes supplemental information related to the Company's operating leases:

September 30, 2026
Weighted-Average Remaining Lease Term	7.1 years
Weighted-Average Discount Rate	5.49%

Schedule of Deferred Revenue
As of September 30, 2026, the Company has deferred revenue balances related to upfront payments received in return for reduced lease rates during the lease term. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2026 (Remaining 3 Months)	$6,306
2027	17,043
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$81,960

Summary of Components of Net Investment in Sales-Type Leases
The following table summarizes the components of the net investment in sales-type leases (in thousands):

	September 30, 2026	December 31, 2025
Contractual lease payment receivable(1)	$1,811,967	$2,353,538
Implicit interest income(2)	(497,597)	(672,950)
Net investment in sales-type leases(3)	$1,314,370	$1,680,588
(1)    The contractual lease payment receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(2)     There were no unamortized initial direct costs as of September 30, 2026 and December 31, 2025.
(3)    One major customer represented 92% and 93% of the Company's sales-type lease portfolio as of September 30, 2026 and December 31, 2025, respectively. No other customer represented more than 10% of the Company's sales-type lease portfolio in each of those periods.